Summary Of Significant Accounting Policies - Additional Information (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Customer shares	Dec. 31, 2016 USD ($) Customer shares	Dec. 31, 2015 USD ($) Customer shares
Significant Accounting Policies [Line Items]
Subsidiary ownership percentage	100.00%
Number of customers accounted for 10% or more sales | Customer	2	1	1
Depreciation and amortization | $	$ 10,599	$ 9,482	$ 7,936
Warranty period for manufacturing defects of products	1 year
Evaluation of tax benefits realized upon settlement	50.00%
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period	3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period	1 year
Held-to-maturity investment maturity period	1 year
Net sales | Customers accounted for 10% or more | Top Ten Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	72.00%	75.00%	72.00%
Net sales | Customers accounted for 10% or more | One Customer [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales		28.00%	30.00%
Net sales | Customers accounted for 10% or more | Two Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	39.00%
Employee Stock Option And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units	868	1,131	1,534
Employee Stock Option And Restricted Stock Units [Member] | American Depositary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units	218	283	384
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	5 years
Development technology | Minimum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives	3 years 6 months
Development technology | Maximum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives	5 years 6 months
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years